UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21292
                                                    ----------

                            Ned Davis Research Funds
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             -------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2004



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      Stocks rallied during the fourth quarter as the Presidential election outcome and a decline in oil prices helped to relieve investor uncertainty and their concerns surrounding these factors. The rally was a welcomed sign in a year when stocks and bonds had previously traded in a narrow range. Soon after the Presidential election, NDR's stock/bond model shifted from neutral to a more aggressive posture and recommended an increased exposure to stocks and a decreased exposure to bonds. Accordingly, the portfolio's stock exposure was increased to its maximum of 84% and the bond exposure was decreased to 14%. In the final week of the year, a shift from NDR's bond/cash model further reduced exposure to bonds to 10%. For example, the stock versus bond relationship largely waffled with stocks outperforming bonds by only 2.9 percentage points -- the slimmest performance margin by these two asset classes since 1992.

      For the year 2004, the Ned Davis Research Asset Allocation Fund produced a positive return of +4.58%, but underperformed its benchmark's (60% Standard & Poor's 500 Index, 40% Lehman Brothers Long U.S. Government Bond Index Composite) return of +9.84%. The Fund's underperformance was due to asset allocation shifts and equity selection; both contributed to underperformance in roughly equal proportions. The lack of persistent trends in 2004 was an important headwind factor for the Fund, given that the models place a heavy reliance on trend sensitivity.

                                                           Sincerely yours,


                                                           /s/ Bruce N. Alpert

                                                           Bruce N. Alpert
                                                           President
February 23, 2005

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
          NED DAVIS RESEARCH ASSET ALLOCATION FUND, 60% S&P 500 INDEX,
        40% LEHMAN BROTHERS LONG U.S. GOVT. BOND INDEX, S&P 500 INDEX AND
                   LEHMAN BROTHERS LONG U.S. GOVT. BOND INDEX

                                 [GRAPH OMITTED]
                               PLOT POINTS FOLLOW:

                Ned Davis       60% S&P 500 Index,
            Research Asset              40% Lehman               Lehman Brothers
           Allocation Fund           Brothers Long    S&P 500          Long U.S.
         (Class AAA Shares)  U.S. Govt Bond Index       Index          Govt Bond
3/31/03             10,000                 10,000      10,000             10,000
12/31/03            12,049                 11,956      13,285             10,297
12/31/04            12,601                 12,936      14,729             10,728

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
---------------------------------------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2004 (A)
              ----------------------------------------------------

                                   CLASS AAA         CLASS A         CLASS B          CLASS C          CLASS I
                                   ---------         -------         -------          -------          -------
  Quarter ........................  6.46%            6.45%            6.26%            6.26%            6.61%
                                                     0.34(b)          1.26(c)          5.26(c)
  One Year .......................  4.58             4.58             3.82             3.72             4.84
                                                    (1.40)(b)        (1.18)(c)         2.72(c)
  Since Inception (03/31/03) ..... 14.05            14.10            13.19            13.19            14.36
                                                    10.32(b)         11.11(c)         13.19(c)

(a)  RETURNS  AND  AVERAGE  ANNUAL  RETURNS  REFLECT  CHANGES  IN  SHARE  PRICE,
     REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS, AND IS NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT WHEN SHARES ARE REDEEMED THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. IF THE EXPENSES HAD NOT BEEN LIMITED, RETURNS WOULD HAVE BEEN LOWER. THE FUND OFFERS SEVERAL CLASSES OF SHARES, EACH WITH DIFFERENT EXPENSE CHARACTERISTICS. THE FUND MAY INVEST IN OPTIONS AND DERIVATIVES AND MAKE SHORT SALES OF SECURITIES. SHORT SELLING OF SECURITIES AND USE OF DERIVATIVES POSE SPECIAL RISKS AND MAY NOT BE SUITABLE FOR CERTAIN INVESTORS. SHORT SELLING IS A SALE OF A BORROWED SECURITY AND LOSSES ARE REALIZED IF THE PRICE OF THE SECURITY INCREASES BETWEEN THE DATE THE SECURITY IS SOLD AND THE DATE THE FUND REPLACES IT. DERIVATIVES MAY BE RISKIER THAN OTHER TYPES OF INVESTMENTS BECAUSE THEY MAY RESPOND MORE TO CHANGES IN ECONOMIC CONDITIONS THAN OTHER INVESTMENTS. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. VISIT WWW.GABELLI.COM FOR CURRENT PERFORMANCE AS OF THE MOST RECENT MONTH END.
(b) INCLUDES THE NET EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY.

--------------------------------------------------------------------------------

NED DAVIS RESEARCH ASSET ALLOCATION FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from July 1, 2004  through  December  31,  2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.


                     Beginning         Ending     Annualized     Expenses
                   Account Value   Account Value    Expense     Paid During
                       7/1/04        12/31/04        Ratio        Period*
--------------------------------------------------------------------------------
NED DAVIS RESEARCH ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA           $1,000.00        $1,060.80       2.53%        $13.11
Class A             $1,000.00        $1,060.70       2.53%        $13.11
Class B             $1,000.00        $1,056.90       3.28%        $16.96
Class C             $1,000.00        $1,056.90       3.28%        $16.96
Class I             $1,000.00        $1,062.30       2.28%        $11.82

HYPOTHETICAL 5% RETURN
Class AAA           $1,000.00        $1,012.42       2.53%        $12.80
Class A             $1,000.00        $1,012.42       2.53%        $12.80
Class B             $1,000.00        $1,008.65       3.28%        $16.56
Class C             $1,000.00        $1,008.65       3.28%        $16.56
Class I             $1,000.00        $1,013.67       2.28%        $11.54

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.


NED DAVIS RESEARCH ASSET ALLOCATION FUND

U.S. Government Obligations .......................  37.5%
Financial Services ................................  11.7%
Health Care .......................................   5.8%
Energy and Utilities ..............................   4.2%
Computer Hardware .................................   3.8%
Diversified Industrial ............................   3.2%
Metals and Mining .................................   3.0%
Specialty Chemicals ...............................   3.0%
Aerospace .........................................   2.8%
Computer Software and Services ....................   2.7%
Transportation ....................................   2.6%
U.S. Government Agency Obligations ................   2.1%
Building and Construction .........................   1.8%
Real Estate Investment Trusts .....................   1.8%
Exchange Traded Funds .............................   1.7%
Wireless Communications ...........................   1.7%
Communications Equipment ..........................   1.3%
Automotive ........................................   1.2%
Equipment and Supplies ............................   1.0%
Consumer Products .................................   0.8%
Hotels and Gaming .................................   0.8%
Retail ............................................   0.7%
Business Services .................................   0.6%
Telecommunications ................................   0.1%
Other Assets and Liabilities - Net ................   4.1%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.



PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                                         MARKET
     SHARES                                  COST         VALUE
     ------                                -------        -----
              COMMON STOCKS -- 56.3%
              AEROSPACE -- 2.8%
        400   Alliant Techsystems Inc.+ . $   26,491   $   26,152
        700   Armor Holdings Inc.+ ......     28,231       32,914
        200   DRS Technologies Inc.+ ....      8,593        8,542
        300   General Dynamics Corp. ....     31,813       31,380
        400   Northrop Grumman Corp. ....     22,111       21,744
      1,500   Raytheon Co. ..............     55,839       58,245
        400   Rockwell Automation Inc. ..     17,883       19,820
        700   Rockwell Collins Inc. .....     27,763       27,608
        700   United Defense
                Industries Inc.+ ........     31,541       33,075
                                          ----------   ----------
                                             250,265      259,480
                                          ----------   ----------
              AUTOMOTIVE -- 1.2%
        600   Cummins Inc. ..............     45,313       50,274
        100   Oshkosh Truck Corp. .......      6,370        6,838
        700   PACCAR Inc. ...............     52,027       56,336
                                          ----------   ----------
                                             103,710      113,448
                                          ----------   ----------
              BUILDING AND CONSTRUCTION -- 1.8%
        300   Eagle Materials Inc. ......     23,648       25,905
        300   Florida Rock
                Industries Inc. .........     16,807       17,859
        500   Lafarge North
                America Inc. ............     24,761       25,660
        600   Martin Marietta
                Materials Inc. ..........     30,016       32,196
        900   POSCO, ADR ................     38,433       40,077
        100   Toll Brothers Inc.+ .......      6,544        6,861
        300   Vulcan Materials Co. ......     15,514       16,383
                                          ----------   ----------
                                             155,723      164,941
                                          ----------   ----------
              BUSINESS SERVICES -- 0.6%
        700   Ecolab Inc. ...............     24,170       24,591
        400   Fisher Scientific
                International Inc.+ .....     22,078       24,952
        200   MSC Industrial
                Direct Co. Inc.,
                Cl. A ...................      7,054        7,196
                                          ----------   ----------
                                              53,302       56,739
                                          ----------   ----------
              COMMUNICATIONS EQUIPMENT -- 1.3%
        600   Ericsson (L.M.) Telephone Co.,
                Cl. B, ADR+ .............     18,200       18,894
        100   Hubbell Inc., Cl. B .......      4,858        5,230
        700   L-3 Communications
                Holdings Inc. ...........     48,187       51,268
      1,600   Thomas & Betts Corp.+ .....     49,500       49,200
                                          ----------   ----------
                                             120,745      124,592
                                          ----------   ----------
              COMPUTER HARDWARE -- 3.8%
        500   Apple Computer Inc.+ ......     31,415       32,200
      2,300   Dell Inc.+ ................     93,994       96,922
      1,900   Hewlett-Packard Co. .......     39,393       39,843
        800   Intel Corp. ...............     18,498       18,712
      1,200   International Business
                Machines Corp. ..........    113,070      118,296

                                                         MARKET
     SHARES                                  COST         VALUE
     ------                                -------        -----
      9,400   Sun Microsystems Inc.+ .... $   50,036   $   50,572
                                          ----------   ----------
                                             346,406      356,545
                                          ----------   ----------
              COMPUTER SOFTWARE AND SERVICES -- 2.7%
        500   Cisco Systems Inc.+ .......      9,913        9,650
      1,000   Ingram Micro Inc., Cl. A+ .     19,828       20,800
        100   Macromedia Inc.+ ..........      3,088        3,112
      3,200   Microsoft Corp. ...........     90,211       85,472
        700   NCR Corp.+ ................     41,273       48,461
      1,500   VeriSign Inc.+ ............     43,605       50,280
        900   Yahoo! Inc.+ ..............     31,700       33,912
                                          ----------   ----------
                                             239,618      251,687
                                          ----------   ----------
              CONSUMER PRODUCTS -- 0.8%
        200   Altria Group Inc. .........     11,430       12,220
        400   Emerson Electric Co. ......     27,220       28,040
        200   Procter & Gamble Co. ......     10,923       11,016
        100   Reynolds American Inc. ....      7,494        7,860
        400   UST Inc. ..................     17,615       19,244
                                          ----------   ----------
                                              74,682       78,380
                                          ----------   ----------
              DIVERSIFIED INDUSTRIAL -- 3.2%
        100   AptarGroup Inc. ...........      5,122        5,278
      1,000   Ball Corp. ................     39,598       43,980
      3,400   General Electric Co. ......    109,128      124,100
      1,100   Kirby Corp+ ...............     48,669       48,818
        500   Olin Corp. ................     10,630       11,010
        400   PPG Industries Inc. .......     26,718       27,264
        300   Quanex Corp. ..............     17,871       20,571
        400   Tyco International Ltd. ...     12,527       14,296
        300   Worthington Industries Inc.      6,200        5,874
                                          ----------   ----------
                                             276,463      301,191
                                          ----------   ----------
              ENERGY AND UTILITIES -- 4.2%
        300   Anadarko Petroleum Corp. ..     19,956       19,443
        300   BASF AG ...................     21,064       21,606
        400   Burlington Resources Inc. .     17,673       17,400
        200   ChevronTexaco Corp. .......     10,623       10,502
        300   Cimarex Energy Co.+ .......     11,319       11,370
        100   CONSOL Energy Inc. ........      3,987        4,105
        400   Duke Energy Corp. .........      9,925       10,132
      1,900   Exxon Mobil Corp. .........     89,822       97,394
        400   Magnum Hunter
                Resources Inc.+ .........      5,106        5,160
      1,400   Plains Exploration &
                Production Co.+ .........     36,161       36,400
        900   Premcor Inc. ..............     38,241       37,953
        400   Reliant Energy Inc.+ ......      4,743        5,460
        600   Sunoco Inc. ...............     45,667       49,026
      1,200   Valero Energy Corp. .......     52,498       54,480
        200   Western Gas Resources Inc.       5,841        5,850
        300   Williams Companies Inc. ...      3,976        4,887
                                          ----------   ----------
                                             376,602      391,168
                                          ----------   ----------

                See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                                         MARKET
     SHARES                                  COST         VALUE
     ------                                -------        -----
              COMMON STOCKS (CONTINUED)
              EQUIPMENT AND SUPPLIES -- 1.0%
      1,300   American Power
                Conversion Corp. ........ $   26,893   $   27,820
      1,100   AMETEK Inc. ...............     36,638       39,237
        100   Caterpillar Inc. ..........      9,150        9,751
        200   Deere & Co. ...............     14,042       14,880
                                          ----------   ----------
                                              86,723       91,688
                                          ----------   ----------
              EXCHANGE TRADED FUNDS -- 1.7%
      3,300   Health Care Select
                Sector SPDR .............     97,533       99,627
        500   Standard & Poor's
                Depository Receipts .....     59,900       60,435
                                          ----------   ----------
                                             157,433      160,062
                                          ----------   ----------
              FINANCIAL SERVICES -- 11.7%
        400   Affiliated Managers
                Group Inc.+ .............     26,358       27,096
        700   American Express Co. ......     37,843       39,459
        600   American Financial
                Group Inc. ..............     18,879       18,786
      1,900   American International
                Group Inc. ..............    124,858      124,773
        800   Bank of America Corp. .....     35,337       37,592
        300   Capital One
                Financial Corp. .........     22,474       25,263
        200   Chicago Mercantile
                Exchange ................     32,897       45,740
      2,100   Citigroup Inc. ............     94,218      101,178
        500   Doral Financial Corp. .....     22,210       24,625
        500   Eaton Vance Corp. .........     25,396       26,075
        500   Franklin Resources Inc. ...     34,768       34,825
        700   Hartford Financial
                Services
                Group Inc. ..............     46,403       48,517
        300   HCC Insurance
                Holdings Inc. ...........      9,787        9,936
      2,000   Horace Mann Educators
                Corp. ...................     38,038       38,160
        300   JPMorgan Chase & Co. ......     11,802       11,703
        400   Legg Mason Inc. ...........     28,444       29,304
        500   Lincoln National Corp. ....     23,051       23,340
        800   Loews Corp. ...............     55,295       56,240
        900   MetLife Inc. ..............     36,258       36,459
        400   Moody's Corp. .............     30,611       34,740
        600   Nationwide Financial
                Services Inc., Cl. A ....     22,856       22,938
        600   Protective Life Corp. .....     25,489       25,614
        700   Providian Financial Corp.+      10,923       11,529
        600   Prudential Financial Inc. .     32,105       32,976
        100   Reinsurance Group of
                America Inc. ............      4,817        4,845
        400   SEI Investments Co. .......     16,866       16,772
        900   SLM Corp. .................     42,358       48,051
        500   StanCorp Financial
                Group Inc. ..............     40,411       41,250
        500   T. Rowe Price Group Inc. ..     30,958       31,100
        200   Torchmark Corp. ...........     11,317       11,428
      1,100   Unitrin Inc. ..............     50,673       49,995
                                          ----------   ----------
                                           1,043,700    1,090,309
                                          ----------   ----------

                                                         MARKET
     SHARES                                  COST         VALUE
     ------                                -------        -----
              HEALTH CARE -- 5.8%
        500   Aetna Inc. ................ $   52,737   $   62,375
        200   AFLAC Inc. ................      7,988        7,968
        300   AMERIGROUP Corp.+ .........     20,125       22,698
        200   Bayer AG Sponsored ADR ....      6,563        6,796
        100   C.R. Bard Inc. ............      6,426        6,398
      1,000   Caremark Rx Inc.+ .........     36,172       39,430
        300   Centene Corp+ .............      7,624        8,505
        200   CIGNA Corp. ...............     13,986       16,314
        900   Coventry Health
                Care Inc.+ ..............     39,592       47,772
        600   Johnson & Johnson .........     34,290       38,052
        100   PacifiCare Health
                Systems Inc.+ ...........      4,632        5,652
      3,500   Pfizer Inc. ...............    104,764       94,115
        300   St. Jude Medical Inc.+ ....     12,463       12,579
        900   UnitedHealth Group Inc. ...     66,394       79,227
        200   Varian Medical
                Systems Inc.+ ...........      8,580       8,648
        200   WellChoice Inc.+ ..........      9,497       10,680
        600   WellPoint Inc.+ ...........     59,364       69,000
                                          ----------   ----------
                                             491,197      536,209
                                          ----------   ----------
              HOTELS AND GAMING -- 0.8%
        400   Marriott International
                Inc., Cl. A .............     25,209       25,192
        400   Penn National
                Gaming Inc.+ ............     19,883       24,220
        300   Wynn Resorts Ltd.+ ........     17,606       20,076
                                          ----------   ----------
                                              62,698       69,488
                                          ----------   ----------
              METALS AND MINING -- 3.0%
        300   Alcoa Inc. ................      9,573        9,426
        200   Anglo American PLC, ADR ...      4,675        4,758
        200   Carpenter Technology Corp.      11,149       11,692
      1,600   Companhia Vale do Rio
                Doce, ADR ...............     38,289       46,416
        300   Freeport-McMoRan Copper &
                Gold Inc., Cl. B ........     10,965       11,469
      1,100   Nucor Corp. ...............     46,298       57,574
        300   Peabody Energy Corp. ......     24,027       24,273
        300   Phelps Dodge Corp. ........     28,133       29,676
        300   Rio Tinto plc, ADR ........     34,551       35,763
        500   Southern Peru Copper Corp.      22,924       23,605
        100   Steel Dynamics Inc. .......      3,752        3,788
        300   United States Steel Corp. .     15,422       15,375
        800   USEC Inc. .................      7,908        7,752
                                          ----------   ----------
                                             257,666      281,567
                                          ----------   ----------
              REAL ESTATE INVESTMENT TRUSTS -- 1.8%
        200   CBL & Associates
                Properties Inc. .........     15,198       15,270
        500   Developers Diversified
                Realty Corp. ............     22,547       22,185
        200   General Growth
                Properties Inc. .........      7,079        7,232
        500   Kimco Realty Corp. ........     29,006       28,995
        200   Macerich Co. ..............     12,787       12,560
        200   Pennsylvania Real Estate
                Investment Trust ........      8,598        8,560
        500   Regency Centers Corp. .....     27,095       27,700

                See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                                         MARKET
     SHARES                                  COST         VALUE
     ------                                -------        -----
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
        200   Simon Property
                Group Inc. .............. $   13,047   $   12,934
        700   Weingarten Realty
                Investors ...............     28,528       28,070
                                          ----------   ----------
                                             163,885      163,506
                                          ----------   ----------
              RETAIL -- 0.7%
        400   J.C. Penney Co. Inc. ......     15,933       16,560
      1,000   Wal-Mart Stores Inc. ......     55,391       52,820
                                          ----------   ----------
                                              71,324       69,380
                                          ----------   ----------
              SPECIALTY CHEMICALS -- 3.0%
        600   Albemarle Corp. ...........     23,561       23,226
        200   Ashland Inc. ..............     11,073       11,676
        300   Cabot Corp. ...............     11,002       11,604
        100   Dionex Corp.+ .............      5,712        5,667
      1,400   Dow Chemical Co. ..........     59,041       69,314
        700   E.I. du Pont de Nemours
                and Co. .................     29,319       34,335
        700   Eastman Chemical Co. ......     31,624       40,411
        400   Engelhard Corp. ...........     12,119       12,268
        200   Georgia Gulf Corp. ........     10,124        9,960
        400   Hercules Inc.+ ............      5,735        5,940
      1,800   Lyondell Chemical Co. .....     44,576       52,056
                                          ----------   ----------
                                             243,886      276,457
                                          ----------   ----------
              TELECOMMUNICATIONS -- 0.1%
        300   Crown Castle International
                Corp.+ ..................      4,860        4,992
        200   Verizon Communications
                Inc. ....................      7,427        8,102
                                          ----------   ----------
                                              12,287       13,094
                                          ----------   ----------
              TRANSPORTATION -- 2.6%
        600   Arkansas Best Corp. .......     25,735       26,934
        100   FedEx Corp. ...............      9,519        9,849
      1,100   Knight Transportation
                Inc. ....................     26,937       27,280
      1,700   Laidlaw International
                Inc.+ ...................     32,225       36,380
        200   Landstar System Inc.+ .....     14,122       14,728
      1,400   Overnite Corp. ............     50,050       52,136
        600   Overseas Shipholding
                Group Inc. ..............     36,110       33,120
      1,000   Wabtec Corp. ..............     19,712       21,320
        400   Yellow Roadway Corp.+ .....     20,345       22,284
                                          ----------   ----------
                                             234,755      244,031
                                          ----------   ----------
              WIRELESS COMMUNICATIONS -- 1.7%
      1,000   America Movil SA de CV,
                Cl. L, ADR ..............     43,197       52,350
        400   Nextel Communications Inc.,
                Cl. A+ ..................     10,342       12,000
        300   Nextel Partners Inc.,
                Cl. A+ ..................      5,703        5,862
        100   SpectraSite Inc.+ .........      5,773        5,790
        500   United States
                Cellular Corp.+ .........     22,477       22,380
      1,800   Vodafone Group plc, ADR ...     47,225       49,284
        400   Western Wireless Corp.,
                Cl. A+ ..................     11,379       11,720
                                          ----------   ----------
                                             146,096      159,386
                                          ----------   ----------
              TOTAL COMMON STOCKS .......  4,969,166    5,253,348
                                          ----------   ----------

   PRINCIPAL                                             MARKET
    AMOUNT                                   COST         VALUE
   --------                                -------        -----
              GOVERNMENT AGENCY OBLIGATIONS -- 2.1%
$    55,000   FNMA,
                6.625%, 11/15/30 ........ $   63,128   $   65,762
    110,000   Tenn. Valley Authority, Ser. E,
                6.250%, 12/15/17 ........    122,975      124,310
                                          ----------   ----------
              TOTAL GOVERNMENT
                AGENCY OBLIGATIONS ......    186,103      190,072
                                          ----------   ----------
              U.S. GOVERNMENT OBLIGATIONS -- 37.5%
              U.S. TREASURY BILLS -- 26.9%
  2,515,000   U.S. Treasury Bills,
                1.705% to 1.940%++,
                01/13/05 to
                01/20/05 (a) ............  2,512,811    2,512,810
                                          ----------   ----------
              U.S. TREASURY BONDS -- 5.0%
    125,000     7.250%, 05/15/16 ........    155,032      156,504
    260,000     6.250%, 05/15/30 ........    301,671      310,934
                                          ----------   ----------
                                             456,703      467,438
                                          ----------   ----------
              U.S. TREASURY NOTES -- 5.6%
    175,000     8.750%, 05/15/17 ........    242,960      245,267
    190,000     8.750%, 05/15/20 ........    269,970      274,142
                                          ----------   ----------
                                             512,930      519,409
                                          ----------   ----------
              TOTAL U.S. GOVERNMENT
                OBLIGATIONS .............  3,482,444    3,499,657
                                          ----------   ----------
              TOTAL
                INVESTMENTS -- 95.9% .... $8,637,713    8,943,077
                                          ==========

              OTHER ASSETS AND LIABILITIES
                (NET) -- 4.1% ........................    386,349
                                                       ----------
              NET ASSETS -- 100.0% ................... $9,329,426
                                                       ==========

                                                        UNREALIZED
   NUMBER OF                                           APPRECIATION/
   CONTRACTS                         EXPIRATION DATE  (DEPRECIATION)
   ---------                         ---------------  --------------
              FUTURES CONTRACTS --
                SHORT POSITION
          2   U.S. Treasury
                Bond Futures ..........  03/31/05      $   (2,313)
                                                       ==========
              FUTURES CONTRACTS --
                LONG POSITION
         43   S & P 500 E-Mini
                Future ................  03/18/05      $   46,405
                                                       ==========
----------------
              For Federal tax purposes:
              Aggregate cost ......................... $8,671,779
                                                       ==========
              Gross unrealized appreciation .......... $  333,055
              Gross unrealized depreciation ..........    (61,757)
                                                       ----------
              Net unrealized appreciation
                (depreciation) ....................... $  271,298
                                                       ==========
----------------

(a) At December 31, 2004, $180,000 principal was pledged as collateral for futures contracts.
+      Non-income producing security.
++     Represents annualized yield at date of purchase.
ADR  - American Depository Receipt.
SPDR - Standard & Poor's Depository Receipts.

                 See accompanying notes to financial statements.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $8,637,713) ..... $8,943,077
  Cash ........................................    307,782
  Deposit at brokers and custodian ............    105,000
  Dividends and interest receivable ...........     16,630
  Receivable for Fund shares sold .............     61,066
  Other assets ................................      2,155
                                                ----------
  TOTAL ASSETS ................................  9,435,710
                                                ----------
LIABILITIES:
  Variation margin ............................      3,371
  Payable for distribution fees ...............      3,625
  Payable for Fund shares redeemed ............     46,320
  Payable for investment advisory fees ........      9,673
  Other accrued expenses ......................     43,295
                                                ----------
  TOTAL LIABILITIES ...........................    106,284
                                                ----------
  NET ASSETS applicable to 798,693
    shares outstanding ........................ $9,329,426
                                                ==========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.001
    par value ................................. $      799
  Additional paid-in capital ..................  8,986,848
  Accumulated net realized loss on investments
    and futures contracts .....................     (7,816)
  Net unrealized appreciation on investments
    and futures contracts .....................    349,595
                                                ----------
  NET ASSETS .................................. $9,329,426
                                                ==========
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($2,939,900 / 250,750
    shares outstanding) .......................     $11.72
                                                    ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($2,585,866 / 220,371 shares outstanding) .     $11.73
                                                    ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price) ....................     $12.45
                                                    ======
  CLASS B:
  Net Asset Value and offering price per share
    ($449,148 / 38,846 shares outstanding) ....     $11.56(a)
                                                    ======
  CLASS C:
  Net Asset Value and offering price per share
    ($2,506,352 / 216,729 shares outstanding) .     $11.56(a)
                                                    ======
  CLASS I:
  Net Asset Value, offering and redemption price per
    share ($848,160 / 71,997 shares outstanding)    $11.78
                                                    ======

--------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $1,498) ...................      $ 116,083
  Interest .....................................................        125,855
                                                                      ---------
  TOTAL INVESTMENT INCOME ......................................        241,938
                                                                      ---------
EXPENSES:
  Investment advisory fees .....................................        117,154
  Distribution fees -- Class AAA ...............................         12,014
  Distribution fees -- Class A .................................          6,907
  Distribution fees -- Class B .................................          5,208
  Distribution fees -- Class C .................................         28,208
  Custodian fees ...............................................         38,107
  Registration fees ............................................         37,592
  Trustees' fees ...............................................         30,750
  Legal and audit fees .........................................         27,473
  Offering expenses ............................................         27,350
  Shareholder communications expenses ..........................         17,630
  Shareholder services fees ....................................         11,466
  Miscellaneous expenses .......................................          8,304
                                                                      ---------
  TOTAL EXPENSES ...............................................        368,163
  Expense reimbursements (see Note 3) ..........................        (73,868)
                                                                      ---------
  TOTAL NET EXPENSES ...........................................        294,295
                                                                      ---------
  NET INVESTMENT LOSS ..........................................        (52,357)
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES CONTRACTS:
  Net realized gain on investments .............................         17,378
  Net realized gain on futures contracts .......................         85,140
  Net change in unrealized appreciation/depreciation
    on investments and futures contracts .......................        (48,380)
                                                                      ---------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FUTURES CONTRACTS ..........................         54,138
                                                                      ---------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ............................................      $   1,781
                                                                      =========


                 See accompanying notes to financial statements.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           YEAR ENDED          PERIOD ENDED
                                                        DECEMBER 31, 2004  DECEMBER 31, 2003(A)
                                                        -----------------  --------------------
OPERATIONS:
  Net investment loss ..................................   $    (52,357)     $    (56,911)
  Net realized gain on investments and futures contracts        102,518           744,261
  Net change in unrealized appreciation/depreciation on
    investments and futures contracts ..................        (48,380)          397,975
                                                           ------------      ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .          1,781         1,085,325
                                                           ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investment transactions
    Class AAA ..........................................        (40,030)         (226,637)
    Class A ............................................        (34,796)         (187,896)
    Class B ............................................         (6,174)          (28,192)
    Class C ............................................        (34,867)         (159,997)
    Class I ............................................        (11,436)          (49,165)
                                                           ------------      ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................       (127,303)         (651,887)
                                                           ------------      ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Class AAA ............................................       (997,125)        3,904,120
  Class A ..............................................       (835,906)        3,327,971
  Class B ..............................................        (40,840)          475,939
  Class C ..............................................       (283,483)        2,607,193
  Class I ..............................................        (40,092)          799,733
                                                           ------------      ------------
  Net increase (decrease) in net assets from shares
    of beneficial interest transactions ................     (2,197,446)       11,114,956
                                                           ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS ................     (2,322,968)       11,548,394
                                                           ------------      ------------
NET ASSETS:
  Beginning of period ..................................     11,652,394           104,000
                                                           ------------      ------------
  End of period ........................................   $  9,329,426      $ 11,652,394
                                                           ============      ============

------------
(a) Ned Davis Research Asset Allocation Fund commenced operations on March 31, 2003.


                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. ORGANIZATION. Ned Davis Research Asset Allocation Fund (the "Fund"), a series of Ned Davis Research Funds (the "Trust") was organized on January 30, 2003 as a Delaware statutory trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced investment operations on March 31, 2003. The Fund's primary objective is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on the sale of investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature.To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $52,357 and increase accumulated net realized loss on investments by $18,494 with an offsetting adjustment to paid in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 was as follows:

                                               YEAR ENDED         PERIOD ENDED
                                           DECEMBER 31, 2004   DECEMBER 31, 2003
                                           -----------------   -----------------
            DISTRIBUTIONS PAID FROM:
            Ordinary income
               (inclusive of short
               term capital gains) ............ $110,350            $581,132
            Long term capital gains ...........   16,953              70,755
                                                --------            --------
            Total distributions paid .......... $127,303            $651,887
                                                ========            ========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:


                  Accumulated net long term capital gains ......  $ 71,817
                  Net unrealized appreciation ..................   269,962
                                                                  --------
                  Total accumulated earnings ...................  $341,779
                                                                  ========

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. The Adviser has contractually agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses at 2.00%, 2.00%, 2.75%, 2.75% and 1.75% (2.50%, 2.50%, 3.25%, 3.25% and 2.25% effective May 1, 2004) of average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the year ended December 31, 2004, the Adviser's reimbursement to the Fund was $73,868. The Fund is obliged to repay the Adviser for a period of three years following the fiscal year in which the Adviser reimbursed the Fund only to

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


the extent that the operating expenses of the Fund fall below the applicable expense limitations. As of December 31, 2004, the cumulative amount which the Fund may repay the Adviser is $256,607.

The Adviser and the Fund have also entered into a sub-advisory agreement with Ned Davis Research Inc. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser a monthly sub-advisory fee based on the average daily net assets of the Fund at a rate of 0.30% of the first $500 million of such average daily net assets and 0.35% of average daily net assets in excess of $500 million. For the year ended December 31, 2004, the Sub-Advisory fees payable by the Adviser were $35,146.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class I) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. OFFERING EXPENSES. The Fund paid offering expenses of $110,000 which were fully amortized over a twelve-month period from the Fund's inception.

6. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $48,388,561 and $52,229,998 respectively.

7. TRANSACTIONS WITH AFFILIATES. Gabelli & Company received commissions (sales charges and underwriting fees) from investors on sales of Fund shares in the amount of $3,101.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, Class C Shares and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. Class I Shares are offered to institutional investors that acquire the Fund directly through Gabelli & Company.

Effective November 1, 2004, the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B, Class C and Class I Shares that are redeemed or exchanged within sixty days after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. There were no redemption fees retained by the Fund during the year ended December 31, 2004.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


Transactions in shares of beneficial interest were as follows:

                                                                   YEAR ENDED                PERIOD ENDED
                                                                DECEMBER 31, 2004        DECEMBER 31, 2003 (A)
                                                             ---------------------      ----------------------
                                                              SHARES      AMOUNT         SHARES      AMOUNT
                                                             --------  -----------      --------   -----------
                                                                    CLASS AAA                 CLASS AAA
                                                             ---------------------      ----------------------
Shares sold ................................................  408,488  $ 4,734,850       526,970   $ 5,842,080
Shares issued upon reinvestment of dividends ...............    2,545       30,084        18,253       208,079
Shares redeemed ............................................ (526,050)  (5,762,059)     (189,456)   (2,146,039)
                                                             --------  -----------      --------   -----------
  Net increase / (decrease) ................................ (115,017) $  (997,125)      355,767   $ 3,904,120
                                                             ========  ===========      ========   ===========

                                                                     CLASS A                   CLASS A
                                                             ---------------------      ----------------------
Shares sold ................................................   72,256  $   837,904       722,358   $ 8,078,090
Shares issued upon reinvestment of dividends ...............    2,909       34,180        16,327       186,292
Shares redeemed ............................................ (151,831)  (1,707,990)     (441,748)   (4,936,411)
                                                             --------  -----------      --------   -----------
  Net increase / (decrease) ................................  (76,666) $  (835,906)      296,937   $ 3,327,971
                                                             ========  ===========      ========   ===========

                                                                     CLASS B                   CLASS B
                                                             ---------------------      ----------------------
Shares sold ................................................   12,621  $   144,320        40,944   $   452,381
Shares issued upon reinvestment of dividends ...............      497        5,750         2,325        26,372
Shares redeemed ............................................  (17,396)    (190,910)         (245)       (2,814)
                                                             --------  -----------      --------   -----------
  Net increase / (decrease) ................................   (4,278) $   (40,840)       43,024   $   475,939
                                                             ========  ===========      ========   ===========

                                                                     CLASS C                   CLASS C
                                                             ---------------------      ----------------------
Shares sold ................................................   74,937  $   857,232       334,263   $ 3,579,211
Shares issued upon reinvestment of dividends ...............    3,011       34,868        14,000       158,756
Shares redeemed ............................................ (106,763)  (1,175,583)     (102,819)   (1,130,774)
                                                             --------  -----------      --------   -----------
  Net increase / (decrease) ................................  (28,815) $  (283,483)      245,444   $ 2,607,193
                                                             ========  ===========      ========   ===========

                                                                     CLASS I                   CLASS I
                                                             ---------------------      ----------------------
Shares sold ................................................      858  $     9,643        79,979   $   853,062
Shares issued upon reinvestment of dividends ...............      968       11,419         4,295        49,096
Shares redeemed ............................................   (5,275)     (61,154)       (8,928)     (102,425)
                                                             --------  -----------      --------   -----------
  Net increase / (decrease) ................................   (3,449) $   (40,092)       75,346   $   799,733
                                                             ========  ===========      ========   ===========

--------------
(a) Ned Davis Research Asset Allocation Fund commenced operations on March 31, 2003.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

                                 INCOME
                        FROM INVESTMENT OPERATIONS                 DISTRIBUTIONS
             ----------------------------------------------  --------------------------
                Net                    Net
               Asset               Realized and     Total        Net                     Net Asset
   Period      Value,       Net     Unrealized      from      Realized                     Value,
   Ended     Beginning  Investment    Gain on    Investment   Gain on         Total        End of
December 31  of Period  (Loss)(a)   Investments  Operations  Investments  Distributions    Period
-----------  ---------  ----------  -----------  ----------  -----------  -------------   ---------
CLASS AAA
   2004       $11.36      $(0.03)      $0.55        $0.52      $(0.16)        $(0.16)      $11.72
   2003+       10.00       (0.05)       2.10         2.05       (0.69)         (0.69)       11.36
CLASS A
   2004       $11.37      $(0.03)      $0.55        $0.52      $(0.16)        $(0.16)      $11.73
   2003+       10.00       (0.05)       2.11         2.06       (0.69)         (0.69)       11.37
CLASS B
   2004       $11.29      $(0.11)      $0.54        $0.43      $(0.16)        $(0.16)      $11.56
   2003+       10.00       (0.11)       2.09         1.98       (0.69)         (0.69)       11.29
CLASS C
   2004       $11.30      $(0.11)      $0.53        $0.42      $(0.16)        $(0.16)      $11.56
   2003+       10.00       (0.11)       2.10         1.99       (0.69)         (0.69)       11.30
CLASS I
   2004       $11.39      $ 0.00(e)    $0.55        $0.55      $(0.16)        $(0.16)      $11.78
   2003+       10.00       (0.03)       2.11         2.08       (0.69)         (0.69)       11.39

                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
              -----------------------------------------------------------------------------------

                        Net Assets       Net
   Period                 End of      Investment     Expenses           Expenses       Portfolio
   Ended       Total      Period       Income/        Net of             Before        Turnover
December 31   Return++  (in 000's)      (Loss)   Reimbursements(d)  Reimbursements(c)    Rate
-----------   --------  ----------     --------  -----------------  -----------------  ----------
CLASS AAA
   2004          4.6%     $2,940        (0.30)%       2.32%               2.95%           502%
   2003+        20.5       4,155        (0.69)(b)     2.00(b)             4.91(b)         390
CLASS A
   2004          4.6%     $2,586        (0.23)%       2.32%               2.95%           502%
   2003+        20.6       3,377        (0.69)(b)     2.00(b)             4.91(b)         390
CLASS B
   2004          3.8%     $  449        (0.98)%       3.07%               3.70%           502%
   2003+        19.8         487        (1.44)(b)     2.75(b)             5.66(b)         390
CLASS C
   2004          3.7%     $2,506        (0.96)%       3.07%               3.70%           502%
   2003+        19.9       2,774        (1.44)(b)     2.75(b)             5.66(b)         390
CLASS I
   2004          4.8%     $  848         0.07%        2.07%               2.70%           502%
   2003+        20.8         859        (0.44)(b)     1.75(b)             4.66(b)         390

----------------------
+ From commencement of investment operations on March 31, 2003 through December 31, 2003.
++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for less than one year is not annualized.
(a)  Per share data is calculated using the average shares outstanding method.
(b)  Annualized.
(c) During the periods ended December 31, 2004 and December 31, 2003 the Adviser reimbursed certain expenses. If such expense reimbursements had not occurred, the ratio of operating expenses to average net assets would have been as shown.
(d) The fund incurred interest expense for the year ended December 31, 2004. If interest expense had not been incurred, the ratio of expenses to average net assets for Class AAA, Class A, Class B, Class C and Class I would have been 2.30%, 2.30%, 3.05%, 3.05% and 2.05%, respectively.
(e)  Amount represents less than $0.005 per share.


                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of The Ned Davis Research Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Ned Davis Research Asset Allocation Fund (the "Fund"), a series of Ned Davis Research Funds, as of December 31, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period March 31, 2003 (commencement of operations) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ned Davis Research Asset Allocation Fund at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period March 31, 2003 (commencement of operations) through December 31, 2003, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP

New York, New York
February 11, 2005

--------------------------------------------------------------------------------
                   2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2004, the Fund paid to shareholders, ordinary income dividend (comprised of short-term capital gains) totaling $0.1396 per share and long-term capital gains totaling $0.0214 per share. For the fiscal year ended December 31, 2004, none of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 71% of the ordinary income distributions was qualifying dividend income.

U.S. GOVERNMENT INCOME:
The percentage of the ordinary income dividend paid by the Fund during fiscal year 2004 which was derived from U.S. Treasury securities was 0.00%.
--------------------------------------------------------------------------------

NED DAVIS RESEARCH ASSET ALLOCATION FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Ned Davis Research Asset Allocation Fund Trustees and is available, without charge, upon request, by calling
800-GABELLI (800-422-3554) or by writing to The Ned Davis Research Asset Allocation Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2     BY TRUSTEE        DURING PAST FIVE YEARS                    HELD BY TRUSTEE 5
-----------------     -------------  ----------------     -----------------------                  -------------------
INTERESTED TRUSTEES 3:
---------------------
MARIO J. GABELLI       Since 2003          24       Chairman of the Board and Chief Executive      Director of Morgan
Trustee                                             Officer of Gabelli Asset Management Inc. and   Group Holdings, Inc.
Age: 62                                             Chief Investment Officer of Gabelli Funds, LLC (holding company)
                                                    and GAMCO Investors, Inc.; Vice Chairman and
                                                    Chief Executive Officer of Lynch Interactive
                                                    Corporation (multimedia and services)

KARL OTTO POHL         Since 2003          34       Member of the Shareholder Committee of         Director of Gabelli Asset
Trustee                                             Sal Oppenheim Jr. & Cie (private investment    Management Inc. (investment
Age: 75                                             bank); Former President of the Deutsche        management); Chairman,
                                                    Bundesbank and Chairman of its Central         Incentive Capital and
                                                    Bank Council (1980-1991)                       Incentive Asset Management
                                                                                                   (Zurich); Director at
                                                                                                   Sal Oppenheim Jr. &
                                                                                                   Cie, Zurich

HENRY G. VAN           Since 2003           4       Senior Vice President of Gabelli Asset              --
DER EB, CFA 4                                       Management Inc. since August 2004;
Chairman                                            President and CEO of Gabelli Mathers
Age: 59                                             Fund since 1999; Senior Vice President and
                                                    Portfolio Manager of Gabelli Funds, LLC
                                                    and GAMCO Investors, Inc. since 1999;
                                                    Prior to October 1999, Chairman and Chief
                                                    Executive Officer of Mathers Fund, Inc. and
                                                    President of Mathers and Company, Inc.;
                                                    Chairman of Ned Davis Research Funds

NON-INTERESTED TRUSTEES:
-----------------------
ANTHONY J. COLAVITA    Since 2003          36       President and Attorney at Law in the law firm       --
Trustee                                             of Anthony J. Colavita, P.C.
Age: 69

VINCENT D. ENRIGHT     Since 2003          13       Former Senior Vice President and Chief         Director of Aphton
Trustee                                             Financial Officer of KeySpan Energy            Corporation
Age: 61                                             Corporation                                    (biopharmaceutical company)

ROBERT J. MORRISSEY    Since 2003          10       Partner in the law firm of Morrissey,               --
Trustee                                             Hawkins & Lynch
Age: 65

ANTHONIE C. VAN EKRIS  Since 2003          20       Managing Director of BALMAC                    Director of Aurado
Trustee                                             International, Inc. (commodities)              Energy, Inc. (oil and
Age: 70                                                                                            gas operations)

NED DAVIS RESEARCH ASSET ALLOCATION FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2     BY TRUSTEE        DURING PAST FIVE YEARS                    HELD BY TRUSTEE 5
-----------------     -------------  ----------------     -----------------------                  -------------------
NON-INTERESTED TRUSTEES (CONTINUED):
-----------------------------------
SALVATORE J. ZIZZA     Since 2003          24       Chairman, Hallmark Electrical                  Director of Hollis
Trustee                                             Supplies Corp.                                 Eden Pharmaceuticals
Age: 59                                                                                            and Earl Scheib, Inc.
                                                                                                   (automotive services)


OFFICERS:
--------
BRUCE N. ALPERT        Since 2003           --      Executive Vice President and Chief Operating        --
President and Treasurer                             Officer of Gabelli Funds, LLC since 1988 and
Age: 53                                             an officer of all mutual funds advised by
                                                    Gabelli Funds, LLC and its affiliates.
                                                    Director and President of Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 2003           --      Vice President, General Counsel and Secretary of    --
Secretary                                           Gabelli Asset Management Inc. since 1999 and
Age: 41                                             GAMCO Investors, Inc. since 1993; Secretary of all
                                                    mutual funds advised by Gabelli Advisers, Inc.
                                                    and Gabelli Funds, LLC

PETER GOLDSTEIN        Since 2004           --      Director of Regulatory Affairs at Gabelli           --
Chief Compliance Officer                            Asset Management Inc. since February 2004;
Age: 51                                             Vice President of Goldman Sachs Asset
                                                    Management from November 2000 through
                                                    January 2004; Deputy General Counsel at Gabelli
                                                    Asset Management Inc. from February 1998
                                                    through November 2000

-----------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.
  5 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

                            Ned Davis Research Funds
                               NED DAVIS RESEARCH
                              ASSET ALLOCATION FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES

Henry G. Van der Eb, CFA                         Robert J. Morrissey
CHAIRMAN                                         ATTORNEY-AT-LAW
                                                 MORRISSEY, HAWKINS & LYNCH

Anthony J. Colavita                              Karl Otto Pohl
ATTORNEY-AT-LAW                                  FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                        DEUTSCHE BUNDESBANK

Vincent D. Enright                               Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                     MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                      BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

Mario J. Gabelli, CFA                            Salvatore J. Zizza
CHAIRMAN AND CHIEF INVESTMENT OFFICER            CHAIRMAN
GABELLI ASSET MANAGEMENT INC.                    HALLMARK ELECTRICAL
                                                 SUPPLIES CORP.

                                    OFFICERS

Bruce N. Alpert                                  James McKee
PRESIDENT AND TREASURER                          SECRETARY

Peter Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Ned Davis Research Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB1334Q404SR

[LOGO OMITTED]

NED DAVIS
RESEARCH
ASSET
ALLOCATION
FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.





ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $17,300 in 2004 and $16,500 in 2003.

AUDIT-RELATED FEES
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2004 and $0 in 2003.

TAX FEES
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2004 and $3,400 in 2003.

        Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES
--------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2003.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2004 and $62,400 in 2003.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on March 10, 2004 (Accession No. 0000935069-04-000474).

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Ned Davis Research Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.